ANGEL OAK MORTGAGE TRUST I, LLC ABS-15G

Exhibit 99.20

Loan Number	Data Field	Tape Data	IB Review Value	Discrepancy Comments
310001011	Original Note Balance	[REDACTED]	[REDACTED]	Tape Value source is unknown. Review Value captured as stated in the [REDACTED]
310001011	Original Interest Rate	[REDACTED]	[REDACTED]	Tape Value source is unknown. Review Value captured as stated in the [REDACTED]
310001011	Original Loan to Value	[REDACTED]	[REDACTED]	Tape Value source is unknown. Review Value calculated using the [REDACTED] and the [REDACTED]
310001011	Original Combined Loan to Value	[REDACTED]	[REDACTED]	Tape Value source is unknown. Review Value calculated using the [REDACTED]and the [REDACTED]
310001011	Total Debt To Income Ratio	[REDACTED]	[REDACTED]	Tape Value source is unknown. Approved DTI [REDACTED], variance is non-material.